UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2023 to August 31, 2023

Item 1. Reports to Stockholders.

(a)               The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2023

Voya Global Advantage and Premium Opportunity Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT

voyainvestments.com

Managed Distribution Policy

The Fund was granted exemptive relief by the U.S. Securities and Exchange Commission (the “Order”), which under the Investment Company Act of 1940, as amended (the “1940 Act”), permits the Fund to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than once per taxable year (“Managed Distribution Policy”). Pursuant to the Order, the Fund’s Board of Trustees (the “Board”) approved the Managed Distribution Policy and the Fund adopted the policy which allows the Fund to make periodic distributions of long-term capital gains.

Under the Managed Distribution Policy, the Fund makes quarterly distributions of an amount equal to $0.197 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Plan.

The Managed Distribution Policy will be subject to periodic review by the Fund’s Board and the Board may amend or terminate the Managed Distribution Policy at any time without prior notice to the Fund’s shareholders; any such change or termination may have an adverse effect on the market price of the Fund’s shares.

The Fund may distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may include a return of capital. A return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amounts and sources of distribution and other related information. The amounts and sources of the distributions contained in a notice and press release are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2023 (unaudited)

ASSETS:
Investments in securities at fair value*	$150,515,811
Short-term investments at fair value†	1,310,000
Cash	371,876
Cash pledged as collateral for OTC derivatives (Note 2)	283,489
Foreign currencies at value‡	13,882
Receivables:
Investment securities sold	28,080
Dividends	405,855
Interest	707
Foreign tax reclaims	203,896
Unrealized appreciation on forward foreign currency contracts	878,945
Prepaid expenses	188
Other assets	8,706
Total assets	154,021,435

LIABILITIES:
Payable for investment securities purchased	34,489
Unrealized depreciation on forward foreign currency contracts	129,294
Payable for investment management fees	109,288
Payable to trustees under the deferred compensation plan (Note 6)	8,706
Payable for trustee fees	381
Other accrued expenses and liabilities	159,729
Written options, at fair value^	510,046
Total liabilities	951,933
NET ASSETS	$153,069,502

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$145,259,357
Total distributable earnings	7,810,145
NET ASSETS	$153,069,502

* Cost of investments in securities	$143,391,716
† Cost of short-term investments	$1,310,000
‡ Cost of foreign currencies	$13,874
^ Premiums received on written options	$1,062,073

Net assets	$153,069,502
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	15,549,174
Net asset value †	$9.84

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2023 (unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,228,221
Interest	8,197
Other	514
Total investment income	3,236,932

EXPENSES:
Investment management fees	655,437
Transfer agent fees	8,328
Shareholder reporting expense	20,240
Professional fees	30,360
Custody and accounting expense	29,901
Trustee fees	1,905
Miscellaneous expense	23,013
Total expenses	769,184
Net investment income	2,467,748
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	95,290
Forward foreign currency contracts	353,406
Foreign currency related transactions	(197,784)
Written options	412,030
Net realized gain	662,942
Net change in unrealized appreciation (depreciation) on:
Investments	(599,120)
Forward foreign currency contracts	392,322
Foreign currency related transactions	5,058
Written options	(231,655)
Net change in unrealized appreciation (depreciation)	(433,395)
Net realized and unrealized gain	229,547
Increase in net assets resulting from operations	$2,697,295
* Foreign taxes withheld	$224,418

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
FROM OPERATIONS:
Net investment income	$2,467,748	$3,947,338
Net realized gain	662,942	8,666,802
Net change in unrealized appreciation (depreciation)	(433,395)	(8,164,749)
Increase in net assets resulting from operations	2,697,295	4,449,391

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(3,434,270)	(8,758,104)
Return of capital	(2,734,708)	(3,920,567)
Total distributions	(6,168,978)	(12,678,671)

FROM CAPITAL SHARE TRANSACTIONS:
Cost of shares repurchased	(2,690,509)	(4,638,655)
Net decrease in net assets resulting from capital share transactions	(2,690,509)	(4,638,655)
Net decrease in net assets	(6,162,192)	(12,867,935)

NET ASSETS:
Beginning of year or period	159,231,694	172,099,629
End of year or period	$153,069,502	$159,231,694

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Per Share Operating Performance													Ratios and Supplemental Data
		Income (loss) from investment operations			Less Distributions										Ratios to average net assets

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)
08-31-23+	10.04	0.16•	0.03	0.19	0.22	—	0.17	0.39	—	9.84	8.52	2.61	0.45	153,070	1.00	1.00	3.20	36
02-28-23	10.51	0.25•	0.07	0.32	0.42	0.12	0.25	0.79	—	10.04	8.88	4.15	1.91	159,232	1.02	0.99	2.40	81
02-28-22	9.89	0.18•	1.20	1.38	0.21	—	0.58	0.79	0.03	10.51	9.50	15.02	15.28	172,100	1.10	1.09	1.72	66
02-28-21	10.42	0.19•	0.07	0.26	0.15	0.40	0.24	0.79	—	9.89	8.92	4.27	5.48	180,073	0.97	0.97	2.00	74
02-29-20	11.43	0.27	(0.44)	(0.17)	0.40	0.44	—	0.84	—	10.42	9.29	(1.35)	(2.87)	190,658	0.96	0.96	2.37	130
02-28-19	12.12	0.21	0.00*	0.21	0.41	0.49	—	0.90	—	11.43	10.35	2.43	0.46	209,174	0.99	0.99	1.76	70
02-28-18	11.62	0.19•	1.21	1.40	0.04	0.78	0.08	0.90	—	12.12	11.19	13.07	16.75	221,924	0.99	0.99	1.55	92
02-28-17	10.71	0.18	1.80	1.98	0.42	0.16	0.49	1.07	—	11.62	10.39	20.77	21.11	213,271	1.00	1.00	1.59	98
02-29-16	12.93	0.17	(1.27)	(1.10)	0.39	0.73	—	1.12	—	10.71	9.55	(8.48)(5)	(10.96)	196,576	1.00	1.00	1.36	117
02-28-15	13.09	0.17	0.79	0.96	0.59	—	0.53	1.12	—	12.93	11.85	8.72	9.52	237,394	0.95	0.97	1.32	17
02-28-14	12.92	0.19	1.10	1.29	0.27	—	0.85	1.12	—	13.09	11.91	10.94	3.14	240,301	0.99	1.00	1.43	11

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended February 29, 2016, total investment return at net asset value would have been (8.65)%.

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited)

NOTE 1 — ORGANIZATION

Voya Global Advantage and Premium Opportunity Fund (the “Fund”) is a diversiﬁed, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’

prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such quarterly distributions may also consist of return of capital. Under the Managed Distribution Policy, the Fund may make periodic distributions of long-term capital gains more frequently than once per taxable year. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of quarterly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently, than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of August 31, 2023, the maximum amount of loss the Fund would incur if the counterparties to its derivative transactions failed to perform would be $878,945 which represents the gross payments to be received by the Fund on open forward foreign currency contracts were they to be unwound as of August 31, 2023. As of August 31, 2023, the Fund did not receive any cash collateral for its open OTC derivative transactions.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2023, the Fund had a liability position of $639,340 on open forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of August 31, 2023, the Fund could have been required to pay this amount in cash to its counterparties. As of August 31, 2023, the Fund had pledged $283,489 in cash collateral for its open OTC derivatives transactions. There were no credit events during the period ended August 31, 2023 that triggered any credit related contingent features.

H. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the period ended August 31, 2023, the Fund used forward foreign currency contracts to hedge its investments in non-U.S. dollar denominated equity securities in an attempt to decrease the volatility of the Fund’s NAV.

During the period ended August 31, 2023, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $832,778 and $44,964,116, respectively. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts at August 31, 2023.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. The Fund purchases and sells futures contracts on various equity indices to enable the Fund to make market directional tactical decisions to enhance returns, to protect against a decline in its assets or as a substitute for the purchase or sale of equity securities. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund did not enter into any futures contracts during the period ended August 31, 2023.

I. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund generates premiums and seeks gains by writing call options on indices on a portion of the value of the equity. During the period ended August 31, 2023, the Fund had an average notional amount of $74,856,580. Please refer to the table within the Portfolio of Investments for open written options contracts at August 31, 2023.

J. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2023, excluding short-term securities, were $55,401,163 and $60,049,316, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 0.85% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2023, there were no preferred shares outstanding.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited) (continued)

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.00% of average daily managed assets.

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows.

August 31,
2024	2025	2026	Total
$—	$—	$28,758	$28,758

The Expense Limitation Agreement is contractual through March 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares repurchased	Net increase (decrease) in shares outstanding	Shares repurchased	Net increase (decrease)
Year or period ended	#	#	($)	($)
8/31/2023	(318,238)	(318,238)	(2,690,508)	(2,690,508)
2/28/2023	(511,915)	(511,915)	(4,638,655)	(4,638,655)

Share Repurchase Program

Effective April 1, 2023, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2024, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2022, the Fund could have purchased, over the one year period ended March 31, 2023, up to 10% of its stock in open market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited) (continued)

NOTE 7 — CAPITAL SHARES (continued)

For the six-month period ended August 31, 2023, the Fund repurchased 318,238 shares, representing approximately 2.05% of the Fund’s outstanding shares for a net purchase price of $2,690,509 (including commissions of $7,956). Shares were repurchased at a weighted-average discount from NAV per share of 14.07% and a weighted-average price per share of $8.43.

For the year ended February 28, 2023, the Fund repurchased 511,915 shares, representing approximately 3.23% of the Fund’s outstanding shares for a net purchase price of $4,638,655 (including commissions of $12,798). Shares were repurchased at a weighted-average discount from NAV per share of 11.81% and a weighted-average price per share of $9.04.

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund's tax year-end of December 31, 2023. The composition of distributions presented below may differ from amounts presented elsewhere in this report due to differences in calculations between GAAP (book) and tax.

The tax composition of dividends and distributions paid as of the Fund's most recent tax year-ends was as follows:

Tax Year Ended December 31, 2022			Tax Year Ended December 31, 2021
Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Return of Capital
$8,127,292	$2,920,950	$1,731,276	$4,540,383	$9,083,578

The tax-basis components of distributable earnings as of December 31, 2022 were:

Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/(Loss)
$7,845,519	$—	$(3,265,682)	$4,579,837

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 9 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited) (continued)

NOTE 9 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.

NOTE 10 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 11 — OTHER ACCOUNTING PRONOUCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Fund's financial statements.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2023, the Fund made distributions of:

Per Share Amount	Declaration Date	Payable Date	Record Date
$0.197	9/15/2023	10/16/2023	10/3/2023

Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the quarterly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

statements. Other than the above, no such subsequent events were identified.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.6%
	Australia: 2.9%
18,898	Ampol Ltd.	$430,478	0.3
47,702	ANZ Group Holdings Ltd.	778,835	0.5
188,123	Aurizon Holdings Ltd.	443,397	0.3
89,215	Brambles Ltd.	863,956	0.6
171,294	Medibank Pvt Ltd.	405,230	0.3
29,188	National Australia Bank Ltd.	543,961	0.3
93,792	Scentre Group	166,252	0.1
85,128	Telstra Group Ltd.	220,832	0.1
75,980	Transurban Group	650,524	0.4
		4,503,465	2.9
	Austria: 0.2%
6,146	OMV AG	284,609	0.2

	Brazil: 0.3%
11,933	Yara International ASA	434,950	0.3

	Canada: 3.6%
14,196	BCE, Inc.	601,376	0.4
18,602	Element Fleet Management Corp.	285,941	0.2
6,004	iA Financial Corp., Inc.	376,672	0.2
10,669	Parkland Corp.	282,280	0.2
10,755	Rogers Communications, Inc. - Class B	437,539	0.3
11,290	Royal Bank of Canada	1,017,203	0.7
15,441	Suncor Energy, Inc.	523,042	0.3
16,152	TELUS Corp.	283,664	0.2
6,320	Thomson Reuters Corp.	813,808	0.5
15,130	Toronto-Dominion Bank	922,894	0.6
		5,544,419	3.6
	China: 0.2%
152,000	SITC International Holdings Co. Ltd.	283,497	0.2

	Denmark: 0.3%
23,050	Danske Bank A/S	517,388	0.3

	Finland: 0.1%
46,178	Nokia Oyj	184,669	0.1

	France: 3.1%
27,878	AXA SA	837,592	0.6
5,042	BNP Paribas SA	326,055	0.2
1,112	Dassault Aviation SA	218,353	0.1
10,586	Edenred	674,575	0.4
20,481	Getlink SE	342,799	0.2
5,617 (1)	La Francaise des Jeux SAEM	203,109	0.1
78,676	Orange SA	883,270	0.6
5,147	Sanofi	548,177	0.4
4,026	Thales SA	587,110	0.4
19,239	Vivendi SE	175,226	0.1
		4,796,266	3.1
	Germany: 0.3%
9,320	BASF SE	471,755	0.3

	Hong Kong: 1.2%
73,500	CK Asset Holdings Ltd.	405,556	0.3
58,000	CK Hutchison Holdings Ltd.	316,100	0.2
8,400	Jardine Matheson Holdings Ltd.	398,160	0.3
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
49,400	Link REIT	$244,927	0.1
41,000	MTR Corp. Ltd.	171,071	0.1
67,500	Power Assets Holdings Ltd.	332,271	0.2
		1,868,085	1.2
	Israel: 0.5%
42,081	Bank Leumi Le-Israel BM	326,654	0.2
75,885	Israel Discount Bank Ltd. - Class A	379,531	0.3
		706,185	0.5
	Italy: 1.0%
18,849	Eni SpA	291,444	0.2
243,255	Intesa Sanpaolo SpA	649,589	0.4
99,287	Snam SpA	512,356	0.4
		1,453,389	1.0
	Japan: 7.3%
10,700	Daiwa House Industry Co. Ltd.	297,201	0.2
43,400	ENEOS Holdings, Inc.	162,973	0.1
1,500	Hirose Electric Co. Ltd.	181,612	0.1
23,100	Honda Motor Co. Ltd.	746,509	0.5
123,200	Japan Post Holdings Co. Ltd.	944,532	0.6
42,000	Japan Tobacco, Inc.	919,644	0.6
11,100	KDDI Corp.	329,974	0.2
4,200	McDonald's Holdings Co. Japan Ltd.	167,140	0.1
15,300	NEC Corp.	806,477	0.5
442,400	Nippon Telegraph & Telephone Corp.	510,811	0.3
1,900	Nitto Denko Corp.	129,623	0.1
60,500	Oji Holdings Corp.	247,467	0.2
8,100	Ono Pharmaceutical Co. Ltd.	153,025	0.1
10,600	ORIX Corp.	197,633	0.1
20,300	Osaka Gas Co. Ltd.	324,078	0.2
1,500	Rohm Co. Ltd.	125,112	0.1
12,800	Secom Co. Ltd.	895,843	0.6
16,500	Sekisui Chemical Co. Ltd.	253,067	0.2
38,700	Sekisui House Ltd.	788,683	0.5
9,000	Sompo Holdings, Inc.	391,657	0.3
51,300	Sumitomo Chemical Co. Ltd.	142,015	0.1
16,400	Sumitomo Mitsui Financial Group, Inc.	749,750	0.5
6,800	Taisei Corp.	228,861	0.1
33,100	Takeda Pharmaceutical Co. Ltd.	1,022,958	0.7
19,000	Tokio Marine Holdings, Inc.	419,301	0.3
		11,135,946	7.3
	Jordan: 0.2%
13,486	Hikma Pharmaceuticals PLC	372,526	0.2

	Netherlands: 1.5%
88,799	Koninklijke KPN NV	310,743	0.2
20,869	NN Group NV	803,363	0.6
12,403	OCI NV	313,688	0.2
6,557	Wolters Kluwer NV	790,057	0.5
		2,217,851	1.5
	New Zealand: 0.1%
55,771	Spark New Zealand Ltd.	168,724	0.1

See Accompanying Notes to Financial Statements

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway: 0.1%
8,336	Aker BP ASA	$226,722	0.1

	Singapore: 0.5%
289,900	Genting Singapore Ltd.	187,565	0.1
79,500	Keppel Corp. Ltd.	407,850	0.3
37,200	Singapore Airlines Ltd.	189,018	0.1
		784,433	0.5
	Spain: 1.9%
9,824	ACS Actividades de Construccion y Servicios SA	344,877	0.2
1,094 (1)	Aena SME SA	171,974	0.1
41,725	Banco Bilbao Vizcaya Argentaria SA	329,206	0.2
18,635	Industria de Diseno Textil SA	713,933	0.5
23,122	Red Electrica Corp. SA	375,486	0.3
63,658	Repsol SA	983,906	0.6
		2,919,382	1.9
	Switzerland: 1.9%
9,863	Holcim AG	652,242	0.4
6,656	Novartis AG, Reg	669,872	0.5
1,171	Roche Holding AG	343,675	0.2
2,490	Zurich Insurance Group AG	1,167,544	0.8
		2,833,333	1.9
	United Kingdom: 4.4%
79,099	BAE Systems PLC	1,006,755	0.7
156,177	BP PLC	965,063	0.6
27,312	British American Tobacco PLC	904,694	0.6
35,868	British Land Co. PLC	146,756	0.1
6,991	DCC PLC	382,528	0.2
48,498	GSK PLC	849,489	0.5
37,869	Imperial Brands PLC	857,415	0.6
142,577	NatWest Group PLC	414,626	0.3
73,524	Sage Group PLC	903,509	0.6
15,620	Smiths Group PLC	323,957	0.2
		6,754,792	4.4
	United States: 65.0%
15,429	AbbVie, Inc.	2,267,446	1.5
988	Acuity Brands, Inc.	159,345	0.1
8,459	AECOM	742,277	0.5
3,542	Allison Transmission Holdings, Inc.	214,114	0.1
28,056	Altria Group, Inc.	1,240,636	0.8
87,695	Amcor PLC	854,149	0.6
8,656	Amdocs Ltd.	772,115	0.5
12,360	American Electric Power Co., Inc.	969,024	0.6
8,201	American International Group, Inc.	479,923	0.3
485	Ameriprise Financial, Inc.	163,726	0.1
3,393	AMETEK, Inc.	541,217	0.4
6,533	Amgen, Inc.	1,674,669	1.1
2,546	Aon PLC - Class A	848,811	0.6
6,046	AptarGroup, Inc.	801,458	0.5
4,723	Assurant, Inc.	658,056	0.4
3,604	Automatic Data Processing, Inc.	917,614	0.6
15,152	Avnet, Inc.	768,964	0.5
11,483	Axis Capital Holdings Ltd.	629,957	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
23,749	Bristol-Myers Squibb Co.	$1,464,126	1.0
5,449	Brown & Brown, Inc.	403,771	0.3
12,022	Cardinal Health, Inc.	1,049,881	0.7
5,025	Cheniere Energy, Inc.	820,080	0.5
8,560	Church & Dwight Co., Inc.	828,351	0.5
3,061	Cigna Group	845,632	0.6
428	Cintas Corp.	215,785	0.1
41,206	Cisco Systems, Inc.	2,363,164	1.5
12,992	Citigroup, Inc.	536,440	0.3
5,055	Citizens Financial Group, Inc.	142,197	0.1
8,116	CNO Financial Group, Inc.	189,914	0.1
8,597	Coca-Cola Co.	514,359	0.3
12,697	Colgate-Palmolive Co.	932,849	0.6
13,746	Commerce Bancshares, Inc.	674,791	0.4
8,752	Consolidated Edison, Inc.	778,578	0.5
20,162	CSX Corp.	608,892	0.4
12,949	CVS Health Corp.	843,886	0.6
4,309	Dolby Laboratories, Inc. - Class A	363,981	0.2
20,396	Dow, Inc.	1,112,806	0.7
16,634	DT Midstream, Inc.	869,792	0.6
7,418	DTE Energy Co.	766,873	0.5
12,469	Duke Energy Corp.	1,107,247	0.7
11,446	Edison International	788,057	0.5
8,143	Electronic Arts, Inc.	976,997	0.6
1,592	Elevance Health, Inc.	703,680	0.5
12,561	Emerson Electric Co.	1,234,118	0.8
3,946	EOG Resources, Inc.	507,535	0.3
56,845	Equitrans Midstream Corp.	545,712	0.4
2,650	Erie Indemnity Co. - Class A	738,635	0.5
2,423	Everest Re Group Ltd.	873,928	0.6
13,509	Evergy, Inc.	742,590	0.5
15,605	First Hawaiian, Inc.	295,091	0.2
27,669	Flowers Foods, Inc.	651,882	0.4
1,903	FMC Corp.	164,096	0.1
7,418	Fortive Corp.	584,909	0.4
17,476	Gaming and Leisure Properties, Inc.	828,362	0.5
13,717	General Mills, Inc.	928,092	0.6
4,382	General Motors Co.	146,841	0.1
21,235	Genpact Ltd.	792,703	0.5
22,718	Gentex Corp.	741,970	0.5
5,824	Genuine Parts Co.	895,324	0.6
17,092	Gilead Sciences, Inc.	1,307,196	0.9
25,472	H&R Block, Inc.	1,018,371	0.7
3,777	Hancock Whitney Corp.	155,801	0.1
4,179	Hanover Insurance Group, Inc.	445,983	0.3
13,218	Hartford Financial Services Group, Inc.	949,317	0.6
1,547	Humana, Inc.	714,142	0.5
5,847	International Bancshares Corp.	261,829	0.2
7,030	Iridium Communications, Inc.	344,118	0.2
19,343	Johnson & Johnson	3,127,376	2.0
1,346	JPMorgan Chase & Co.	196,960	0.1
29,984	Juniper Networks, Inc.	873,134	0.6
7,700	Kellogg Co.	469,854	0.3

See Accompanying Notes to Financial Statements

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
5,606	Kenvue, Inc.	$129,218	0.1
9,992	Kilroy Realty Corp.	369,204	0.2
8,342	Kimberly-Clark Corp.	1,074,700	0.7
9,250	Leidos Holdings, Inc.	901,968	0.6
7,636	LKQ Corp.	401,119	0.3
492	Lockheed Martin Corp.	220,588	0.1
9,928	Loews Corp.	616,430	0.4
5,810	Marsh & McLennan Cos., Inc.	1,132,892	0.7
4,802	McDonald's Corp.	1,350,082	0.9
2,201	McKesson Corp.	907,516	0.6
22,189	Merck & Co., Inc.	2,418,157	1.6
7,228	MetLife, Inc.	457,822	0.3
32,333	MGIC Investment Corp.	568,414	0.4
10,902	Mondelez International, Inc. - Class A	776,877	0.5
8,568	MSC Industrial Direct Co., Inc. - Class A	874,450	0.6
19,377	National Retail Properties, Inc.	763,260	0.5
8,391	NetApp, Inc.	643,590	0.4
19,901	New Fortress Energy, Inc.	617,727	0.4
24,364	NiSource, Inc.	651,981	0.4
6,813	NorthWestern Corp.	343,375	0.2
36,939	Old Republic International Corp.	1,010,282	0.7
9,782	ONEOK, Inc.	637,786	0.4
15,518	Patterson Cos., Inc.	466,161	0.3
11,954	PepsiCo, Inc.	2,126,856	1.4
22,306	Pfizer, Inc.	789,186	0.5
16,841	Philip Morris International, Inc.	1,617,746	1.1
10,795	Phillips 66	1,232,357	0.8
1,248	PPG Industries, Inc.	176,916	0.1
2,486	Procter & Gamble Co.	383,689	0.3
11,639	Prosperity Bancshares, Inc.	661,212	0.4
3,626	Qualcomm, Inc.	415,286	0.3
2,526	Reinsurance Group of America, Inc.	350,154	0.2
2,878	Reliance Steel & Aluminum Co.	820,115	0.5
70,048	Rithm Capital Corp.	722,195	0.5
19,214	Rollins, Inc.	760,298	0.5
10,140	Sempra Energy	712,031	0.5
6,196	Silgan Holdings, Inc.	279,625	0.2
3,390	Snap-on, Inc.	910,554	0.6
11,025	Sonoco Products Co.	633,386	0.4
5,889	Targa Resources Corp.	507,926	0.3
9,488	Texas Instruments, Inc.	1,594,553	1.0
11,555	TJX Cos., Inc.	1,068,606	0.7
6,139	Travelers Cos., Inc.	989,791	0.6
3,725	UMB Financial Corp.	235,457	0.2
863	UnitedHealth Group, Inc.	411,289	0.3
977	Universal Display Corp.	158,821	0.1
20,710	Unum Group	1,018,725	0.7
21,588	US Bancorp	788,610	0.5
3,352	Valero Energy Corp.	435,425	0.3
46,043	Verizon Communications, Inc.	1,610,584	1.1
17,842	VICI Properties, Inc.	550,247	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
12,845	Virtu Financial, Inc. - Class A	$240,715	0.2
12,855	Wells Fargo & Co.	530,783	0.3
35,598	Wendy's Co.	704,484	0.5
7,412	Westrock Co.	242,447	0.2
23,148	Williams Cos., Inc.	799,300	0.5
4,132	Willis Towers Watson PLC	854,332	0.6
12,518	WP Carey, Inc.	814,296	0.5
14,732	Xcel Energy, Inc.	841,639	0.5
		99,464,734	65.0
	Total Common Stock
	(Cost $140,902,802)	147,927,120	96.6
EXCHANGE-TRADED FUNDS: 1.7%
17,401	iShares MSCI EAFE Value ETF	859,783	0.6
10,875	iShares Russell 1000 Value ETF	1,728,908	1.1
	Total Exchange-Traded Funds
	(Cost $2,488,914)	2,588,691	1.7
	Total Long-Term Investments
	(Cost $143,391,716)	150,515,811	98.3

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
1,310,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.252%
	(Cost $1,310,000)	$1,310,000	0.9

	Total Short-Term Investments
	(Cost $1,310,000)	1,310,000	0.9
	Total Investments in Securities
	(Cost $144,701,716)	$151,825,811	99.2
	Assets in Excess of Other Liabilities	1,243,691	0.8
	Net Assets	$153,069,502	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Rate shown is the 7-day yield as of August 31, 2023.

See Accompanying Notes to Financial Statements

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2023 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	21.1%
Health Care	15.0
Industrials	12.7
Consumer Staples	9.4
Energy	7.3
Information Technology	6.6
Consumer Discretionary	6.1
Utilities	6.0
Materials	4.9
Communication Services	4.5
Real Estate	3.0
Exchange-Traded Funds	1.7
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$4,503,465	$—	$4,503,465
Austria	—	284,609	—	284,609
Brazil	—	434,950	—	434,950
Canada	5,544,419	—	—	5,544,419
China	—	283,497	—	283,497
Denmark	—	517,388	—	517,388
Finland	—	184,669	—	184,669
France	—	4,796,266	—	4,796,266
Germany	—	471,755	—	471,755
Hong Kong	398,160	1,469,925	—	1,868,085
Israel	—	706,185	—	706,185
Italy	—	1,453,389	—	1,453,389
Japan	167,140	10,968,806	—	11,135,946
Jordan	—	372,526	—	372,526
Netherlands	—	2,217,851	—	2,217,851
New Zealand	—	168,724	—	168,724
Norway	—	226,722	—	226,722
Singapore	—	784,433	—	784,433
Spain	—	2,919,382	—	2,919,382
Switzerland	—	2,833,333	—	2,833,333
United Kingdom	—	6,754,792	—	6,754,792
United States	99,464,734	—	—	99,464,734
Total Common Stock	105,574,453	42,352,667	—	147,927,120
Exchange-Traded Funds	2,588,691	—	—	2,588,691
Short-Term Investments	1,310,000	—	—	1,310,000
Total Investments, at fair value	$109,473,144	$42,352,667	$—	$151,825,811
Other Financial Instruments+
Forward Foreign Currency Contracts	—	878,945	—	878,945
Total Assets	$109,473,144	$43,231,612	$—	$152,704,756
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(129,294)	$—	$(129,294)
Written Options	—	(510,046)	—	(510,046)
Total Liabilities	$—	$(639,340)	$—	$(639,340)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At August 31, 2023, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,703,262	CAD	7,600,000	Barclays Bank PLC	09/19/23	$77,337
USD	11,282,331	JPY	1,547,700,000	Barclays Bank PLC	09/20/23	617,529

See Accompanying Notes to Financial Statements

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2023 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,910,649	CHF	2,600,000	Morgan Stanley & Co. International PLC	09/19/23	$(37,484)
USD	4,527,749	AUD	6,700,000	State Street Bank and Trust Co.	09/19/23	184,079
USD	7,053,088	GBP	5,600,000	State Street Bank and Trust Co.	09/19/23	(41,492)
USD	12,211,704	EUR	11,300,000	State Street Bank and Trust Co.	09/19/23	(50,318)
						$749,651

At August 31, 2023, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Consumer Staples
Select Sector SPDR Fund	Citibank N.A.	Call	10/06/23	USD	73.140	89,754	USD	6,530,501	$59,875	$(63,371)
Financial Select Sector SPDR Fund	UBS AG	Call	09/08/23	USD	35.550	602,273	USD	20,706,146	324,565	(2,539)
FTSE 100 Index	Barclays Bank PLC	Call	09/22/23	GBP	7,599.400	1,834	GBP	13,643,309	226,066	(67,960)
Health Care Select Sector SPDR Fund	Citibank N.A.	Call	09/08/23	USD	136.540	84,326	USD	11,233,067	140,133	(3,806)
Industrial Select Sector SPDR Fund	Citibank N.A.	Call	10/06/23	USD	107.610	118,265	USD	8,604,961	187,544	(288,671)
Nikkei 225 Index	BNP Paribas	Call	09/22/23	JPY	32,798.390	31,566	JPY	1,029,662,086	123,890	(83,699)
									$1,062,073	$(510,046)

Currency Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	EU Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$878,945
Total Asset Derivatives		$878,945

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$129,294
Equity contracts	Written options, at fair value	510,046
Total Liability Derivatives		$639,340

See Accompanying Notes to Financial Statements

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written options	Total
Equity contracts	$—	$412,030	$412,030
Foreign exchange contracts	353,406	—	353,406
Total	$353,406	$412,030	$765,436

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written options	Total
Equity contracts	$—	$(231,655)	$(231,656)
Foreign exchange contracts	392,322	—	392,322
Total	$392,322	$(231,655)	$160,666

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2023:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	UBS AG	Total
Assets:
Forward foreign currency contracts	$694,866	$—	$—	$—	$184,079	$—	$878,945
Total Assets	$694,866	$—	$—	$—	$184,079	$—	$878,945
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$37,484	$91,810	$—	$129,294
Written options	67,960	83,699	355,848	—	—	2,539	510,046
Total Liabilities	$67,960	$83,699	$355,848	$37,484	$91,810	$2,539	$639,340
Net OTC derivative instruments by
counterparty, at fair value	$626,906	$(83,699)	$(355,848)	$(37,484)	$92,269	$(2,539)	$239,605
Total collateral pledged by the
Fund/(Received from counterparty)	$—	$—	$123,489	$10,000	$—	$2,539	$136,028
Net Exposure(1)(2)	$626,906	$(83,699)	$(232,359)	$(27,484)	$92,269	$—	$375,633

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At August 31, 2023, the Fund had pledged $150,000 in cash collateral to UBS AG. Excess cash collateral is not shown for financial reporting purposes.

At August 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $143,552,535.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,076,827
Gross Unrealized Depreciation	(7,563,947)
Net Unrealized Appreciation	$8,512,880

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1	At this meeting, a proposal was submitted to elect two members of the Board of Trustees to represent the interests of the holders of the Fund, with these individuals to serve as Class III Trustees, for a term of three years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Global Advantage and Premium Opportunity Fund was held virtually on July 13, 2023.

		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class III Trustees	Voya Global Advantage and Premium Opportunity Fund
	Martin J. Gavin	1*	11,365,577.102	531,488.000	0.000	0.000	11,897,065.102
	Joseph E. Obermeyer	1*	11,277,226.102	619,839.000	0.000	0.000	11,897,065.102

*	Proposal Passed.

After the July 13, 2023 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Sheryl K. Pressler, and Christopher P. Sullivan.

ADDITIONAL INFORMATION (Unaudited)

The following information is a summary of certain changes since August 31, 2023. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies. There also have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund may lend portfolio securities in an amount equal to up to 33 1/3% of its managed assets to broker dealers or other institutional borrowers, in exchange for cash collateral and fees. The Fund may use the cash collateral in connection with the Fund’s investment program as approved by the Investment Adviser, including generating cash to cover collateral posting requirements. Although the Fund has no current intention to do so, it may use the cash collateral to generate additional income. The use of cash collateral in connection with the Fund’s investment program may have a leveraging effect on the Fund, which would increase the volatility of the Fund and could reduce its returns and/or cause a loss.

The Fund intends to engage in lending portfolio securities only when such lending is secured by cash or other permissible collateral in an amount at least equal to the market value of the securities loaned. The Fund will maintain cash, cash equivalents or liquid securities holdings in an amount sufficient to cover its repayment obligation with respect to the collateral, marked to market on a daily basis.

Securities lending involves the risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the sub-advisers to be at least investment grade. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such. nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner

ADDITIONAL INFORMATION (Unaudited) (continued)

(the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

Application of Control Share Provisions of the Delaware Statutory Trust Act

Under Delaware law, which became automatically applicable to listed closed-end funds such as the Fund upon its effective date of August 1, 2022 (the “DSTA Control Share Statute”), if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Fund in an aggregate amount that equals or exceeds certain percentage thresholds specified under the DSTA Control Share Statute (beginning at 10% or more of the Fund’s shares) (“control share acquisitions”), the shareholder’s ability to vote certain of these shares will be limited by operation of state law unless action is taken by the Board of Trustees or by a vote shareholders of the Fund to exempt such shares from the provisions of the statute. The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition. The Fund may have no or only a limited ability to identify when a control share acquisition has occurred absent notice from a shareholder of a control share acquisition. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

Key Financial Dates — Calendar 2023 Distributions:

Declaration Date	Ex Date	Record Date	Payable Date
March 20, 2023	April 3, 2023	April 4, 2023	April 17, 2023
June 15, 2023	July 3, 2023	July 5, 2023	July 17, 2023
September 15, 2023	October 2, 2023	October 3, 2023	October 16, 2023
December 15, 2023	December 28, 2023	December 29, 2023	January 16, 2024

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IGA).

Repurchase of Securities by Closed-End Companies

ADDITIONAL INFORMATION (Unaudited) (continued)

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The number of record holders of common stock as of August 31, 2023 was 11, which does not include approximately 9,278 beneficial owners of shares held in the name of brokers or other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on July 24, 2023 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
Computershare, Inc.	Ropes & Gray LLP
480 Washington Boulevard	Prudential Tower
Jersey City, New Jersey 07310-1900	800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163064 (0823)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar 1-31, 2023	101,979	$8.57	101,979	1,108,236
April 1-30, 2023	100,170	$8.44	100,170	1,576,543
May 1-31, 2023	49,543	$8.36	49,543	1,527,000
June 1-30, 2023	66,546	$8.29	66,546	1,460,454
July 1-31, 2023	0	$0.00	0	1,460,454
Aug 1-31, 2023	0	$0.00	0	1,460,454
Total	318,238		318,238

* The Registrant’s repurchase program, which authorized the repurchase of 1,576,543 shares, was announced on April 1, 2023, with an expiration date of March 31, 2024. Previously, the Registrant's repurchase program, had authorized the repurchase of 1,636,053 shares and was effective on April 1, 2022, with an expiration date of March 31, 2023.Any repurchases made by the registrant pursuant to the program were made through open market transactions. .

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	Notices to the registrant's common shareholders in accordance with the order under Section 6(c) of the Investment Company Act of 1940 (the “1940 Act”) granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated August 16, 2011.[1]

(c)(1)	2nd Qtr 2023

(c)(2)	3rd Qtr 2023

1   The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund's common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: November 3, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 3, 2023